Additional Financial Information Related Party Transactions (Details) - Deutsche Telekom [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Discount related to roaming expenses	$ (15)	$ (21)	$ (61)
Fees incurred for use of the T-Mobile brand	74	65	60
Expenses for telecommunications and IT services	25	23	24
International long distance agreement	60	0	0
Reimbursement of certain administrative expenses	$ 11	$ 2	$ 0